Marketable Securities (Details) - Marketable securities - FVTPL - Level 1 - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 4,036	$ 0
Additions	554	5,025
Disposals	(4,700)	(2,179)
Unrealized gain on changes in fair value		1,190
Realized loss on changes in fair value	664
Ending balance	$ 554	$ 4,036